[CHS Letterhead]

December 22, 2005

BY EDGAR AND FACSIMILE (202-772-9206)

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, D.C. 20549

Attn: Duc Dang

Re:	Good Harbor Partners Acquisition Corp.
Response to Comment Letter dated October 25, 2005
Regarding Registration Statement on Form S-1
Filed September 15, 2005
File No. 333-128351

Ladies and Gentlemen:

On behalf of Good Harbor Partners Acquisition Corp. (“Good Harbor” or the “Company”), we are submitting this letter in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) as set forth in your letter dated December 16, 2005 (the “Comment Letter”) to Mr. Richard A. Clarke, the Chairman of the Board of Directors of the Company. The Comment Letter relates to the Company’s Registration Statement on Form S-1, File No. 333-128351, as amended (the “Registration Statement”), which was originally filed with the Commission on September 15, 2005. Filed herewith via EDGAR is Amendment No. 2 to the Registration Statement (“Amendment No. 2”).

The responses and supplementary information set forth below have been organized in the same manner in which the Commission’s comments were organized and all pages references in the Company’s responses are to Amendment No. 2. A copy of this letter and its attachments are being delivered under separate cover to Maureen Bauer of the Commission.

Securities and Exchange Commission

December 22, 2005

Prospectus Summary, page 1

1.	We note your response to comment four of our letter dated October 25, 2005. In light of the fact that you will not be limited to a particular industry, please revise your Item 101 of Regulation S-K disclosure to discuss your intended search process in more detail since you are able to acquire companies outside of management’s expertise. Revise to clarify if there is a time frame or monetary amount used that will trigger your search of companies not in the initial industry focus. We note that you will hire experts to assist your management if you select a company outside of the security industry. In that event, discuss how that will affect your use of proceeds.

Because the Company’s management has significant relationships and expertise in the security industry, the Company has decided to limit its search for a potential target business to entities that have an operating business in the security industry. This limitation will be placed in the Company’s Amended and Restated Certificate of Incorporation by amending the definition of “Business Combination” in Article Fifth (as reflected in Exhibit 3.1.1). Therefore, disclosure regarding the Company’s search for a potential target business outside of the security industry is no longer relevant. The Company has revised its disclosure in Amendment No. 2 on pages 1 and 2 under the caption “Prospectus Summary,” 12, 14, 16 and 20 under the caption “Risk Factors,” 32 under the caption “Proposed Business – Introduction,” 35 under the caption “Proposed Business – Effecting a business combination – We have not identified a target business,” 36 and 37 under the captions “Proposed Business – Sources of target business” and “Proposed Business – Selection of a target business and structuring of a business combination,” and 38 and 39 under the captions “Proposed Business – Lack of business diversification” and “Proposed Business – Limited ability to evaluate the target business’ management” to indicate this limitation.

2.	We note your disclosure on page one regarding your beliefs that there are increasing threats and a need for security solutions. We also note the disclosure that corporations and governments are seeking new technologies. Because you are not limited to a particular industry, please revise to clarify how the noted disclosure is relevant if you can acquire a company in any industry. Should you also include disclosure regarding opportunities in every other industry in which the company may determine to invest? Such beneficial disclosure appears moot if you elect to acquire a company outside of the initial industry focus. Please revise to balance your disclosure.

As discussed in the Company’s response to comment 1 above, the Company has decided to limit its search for a potential target business to entities that have an operating business in the security industry, and, therefore, disclosure regarding opportunities to acquire businesses outside of the security industry is no longer relevant.

Risk Factors, page 10

3.	In the narrative to risk factor 17, we note that officers and directors could either purchase in the market or in the offering Class B common stock. We also note that they have conversion rights with regard to those shares. First, this discussion appears to illustrate a risk separate to that highlighted in the risk factor subheading and should be discussed in a separate risk factor if material. Second, in the appropriate section, please revise to discuss the decision making process in allowing the officers and directors to evaluate a

Securities and Exchange Commission

December 22, 2005

company, perform due diligence, propose the merger to investors, yet vote any Class B shares they own against the transaction and electing conversion.

The initial securityholders, including the Company’s officers and directors, have agreed to vote any shares of Class B common stock held by them, whether acquired by them upon purchase of Series B units in this offering or in the open market, in favor of a proposed business combination approved by the Company’s board of directors. Accordingly, the initial securityholders will have no conversion rights with respect to an approved business combination. The Company has revised the disclosure in Amendment No. 2 on pages 8 under the caption “Prospectus Summary – The Offering – Conversion rights for Class B stockholders voting to reject a business combination,” 26 under the caption “Use of Proceeds,” 40 under the caption “Proposed Business – Effecting a Business Combination – Conversion Rights,” 41 under the caption “Proposed Business – Effecting a Business Combination – Distribution of trust fund to Class B stockholders if no business combination,” 50 under the caption “Management – Conflicts of Interest,” 53 under the caption “Principal Stockholders” and 56 under the caption “Description of Securities” to clarify this point. Further, the Company has revised risk factor 17 on page 15 to eliminate the disclosure concerning the rights of directors and officers that purchase Series B units as the risk is no longer material in light of such individuals’ agreement to vote in favor of any proposed business combination. Exhibits 10.1 through 10.10 to Amendment No. 2 have been amended to reflect the foregoing agreements.

4.	We note your response to comment 13 that the risk factors discussed on pages 20 – 23 should be included because management will “focus” on the security industry. We reissue the comment. If the disclosure of the industry that you may not even acquire a company in is relevant, would the disclosure of the risks associated with all other industries they could search also be relevant and require disclosure? This creates the impression that you are going to acquire a company within the security industry.

As discussed in the Company’s response to comment 1 above, the Company has decided to limit its search for a potential target business to entities that have an operating business in the security industry and, therefore, disclosure concerning risks associated with purchasing businesses outside the security industry is no longer relevant.

Use of Proceeds, page 24

5.	We note your response to comment 15. We note that the first due diligence line item accounts for third party expenses related to due diligence and that the second line item accounts for utilizing any research assistance or consulting. It appears that research firms or consultants could also be considered third parties. Please revise to distinguish between third parties and research firms or consultants.

Securities and Exchange Commission

December 22, 2005

In response to the Staff’s comment, the Company has revised the table on page 24 to remove third party expenses from the first line item in order to clarify that it has allocated all due-diligence expenditures with respect to locating a potential target business (including the use of research assistance or consulting but excluding accounting and legal due diligence) to the second line item (“Due diligence (excluding accounting and legal due diligence) of prospective targets”).

Management’s Discussion and Analysis of Financial Condition, page 30

6.	We note your response to comment 17. We also note the additional disclosure that based on management’s experience, the non-trust proceeds “will be sufficient to meet” the expenses of acquiring a business. Please revise to substantiate the disclosure. Has management had experience with raising pools of money having done no research or analysis and searching for a target that could be in any industry even those outside of their expertise?

As discussed in the Company’s response to comment 1 above, the Company has decided to limit its search for a potential target business to entities that have an operating business in the security industry. The Company has revised its disclosure on page 31 under the caption “Management’s Discussion and Analysis of Financial Condition and Results of Operations” to include disclosure to the effect that, based on management’s acquisition and transactional experience (as set forth on pages 47 through 49 under the caption “Management”), management believes that the non-trust proceeds will be sufficient to meet the expenses of acquiring a business in the security industry.

Proposed Business, page 32

7.	We note your response to comment 18. Please revise the document to reflect the supplemental disclosure that explains how the offering amount was determined.

In response to the Staff’s comment, the Company has added disclosure on page 38 of Amendment No. 2 under the caption “Proposed Business – Effecting a business combination – Determining the offering amount” describing how the offering amount was determined.

8.	We note your responses to comments 19 and 20. We note that the security industry specific disclosure is relevant because “management plans to focus on the security industry.” Since management is not limited to the security industry, please revise to clarify if disclosure of all other industries is relevant. The industry specific disclosure and your beliefs regarding such industry appear speculative since you can acquire a company in any industry. We reissue comment 20.

As discussed in the Company’s response to comment 1 above, the Company has decided to limit its search for a potential target business to an entity that has an operating business in the

Securities and Exchange Commission

December 22, 2005

security industry. Accordingly, the Company respectfully submits that it is no longer necessary to provide disclosure concerning businesses outside of the security industry.

9.	On pages 36 and 41, we note that you believe “there are numerous acquisition candidates” for you. Please revise to clarify if you intend to mean in general or just within the security industry. If your belief is that there are numerous candidates in general, please revise to clarify how management’s experience translates to every industry.

The Company has revised its disclosure on page 36 of Amendment No. 2 under the caption “Proposed Business – Effecting a business combination – Source of target business” and on page 42 under the caption “Proposed Business – Competition” to clarify that it believes that there are numerous acquisition candidates in the security industry.

10.	We note that Class B shareholders have to declare their intention to convert before any vote takes place in order to be eligible for conversion. Please revise to clarify if shareholders can request conversion just to preserve their right and allow them to take their time to evaluate the proxy materials you will transmit. We also note your response to comment 28. Please revise to clarify that with respect to Series B shares held by existing security holders that such security holders could intentionally request conversion in order to retain the right to exercise his/her conversion rights.

The Company respectfully submits that a Class B stockholder does not need to request conversion to allow itself time to evaluate proxy materials in that a stockholder may wait until after the receipt and evaluation of the proxy material and just prior to the vote on the proposed business combination to exercise its conversion rights. Further, the Company has added disclosure on page 8 under “Prospectus Summary – Conversion rights for Class B stockholders voting to reject a business combination” and on page 40 under the caption “Proposed Business – Effecting a business combination – Conversion Rights” to clarify that, once a Class B stockholder exercises its conversion right and votes against a proposed business combination at the stockholders meeting, the Class B stockholder may not withdraw its conversion election once the business combination is approved and must surrender its shares in exchange for its pro rata share of the trust fund if the business combination is consummated.

As discussed in comment number 3, the initial securityholders, including the Company’s officers and directors, have agreed to vote any shares of Class B common stock held by them, whether acquired by them upon purchase of Series B units in this offering or in the open market, in favor of a proposed business combination approved by the Company’s board of directors.

Conflicts of Interest, page 49

11.	We note that you will obtain an opinion from an independent investment banking firm if you decide to acquire an affiliated entity of any existing

Securities and Exchange Commission

December 22, 2005

security holders. Please revise to clarify if an opinion acquired for this purpose will receive the same treatment as the opinion disclosed on page 38.

In response to the Staff’s comment, the Company has added disclosure on page 51 under the caption “Management – Conflicts of Interest” to clarify that both opinions of the independent investment banking firm will receive the same treatment.

Description of Securities, page 55

12.	We note your response to comment 33. We note your contention that the risk associated with HCFP’s required consent for warrant redemptions does not present a material risk because they have “advised” you that they will act in your best interest. First that conflicts with the disclosure in the third to last paragraph on page 57. Second, please revise to clarify if such advisement is documented or oral. Furthermore, discuss how your best interest will be determined by HCFP. Since your officers and directors are required to act on the company’s best interest in a redemption call, will HCFP give such decisions deference?

In response to the Staff’s comment, the Company has added a risk factor on page 17 of Amendment No. 2.

*  *  *  *  *  *

Please direct any general questions or comments concerning this letter, and any requests for additional information, to the undersigned at (617) 248-4020, or in my absence, James W. Hackett, Jr. at (617) 248-2133. Thank you.

Sincerely,

/s/ Charles J. Johnson
Charles J. Johnson

cc:	Maureen Bauer
Richard A. Clarke
Ralph Sheridan
Ira Scott Greenspan
Andrew Waud
Robert J. Mittman, Esq.
Elise M. Adams, Esq.
Brad L. Shiffman
Matthew K. Breitman, Esq.
James W. Hackett, Jr., Esq.